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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Minneapolis Portfolio Management Group, LLC
Address:   80 South 8th Street
           Suite 1902
           Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:

 /s/ Harrison T. Grodnick  Minneapolis, Minnesota    February 12, 2007
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 24
Form 13F Information Table Value Total: $505,687
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                              TITLE OF               VALUE   SH OR   INV.  OTHER  VOTING
NAME OF ISSUER                 CLASS        CUSIP   (x$1000) PRN AMT DISC.  MGR  AUTHORITY
--------------             -------------- --------- -------- ------- ----- ----- ---------
Altria Group Inc           Common         02209S103  19865    231471 SOLE   N/A    SOLE
Armor Holdings Inc         Common         042260109  17731    323260 SOLE   N/A    SOLE
Cemex Sa Adr New           Spon ADR 5 Ord 151290889  28757    848780 SOLE   N/A    SOLE
Diebold Inc.               Common         253651103  27716    594770 SOLE   N/A    SOLE
Dominion Res.              Common         25746U109  14140    168657 SOLE   N/A    SOLE
Dynegy Inc Cl A            CL A           26816Q101  26937   3720542 SOLE   N/A    SOLE
Encana Corporation         Common         292505104  22323    485800 SOLE   N/A    SOLE
Fortune Brands Inc         Common         349631101  28329    331755 SOLE   N/A    SOLE
Gannett Inc.               Common         364730101  25353    419340 SOLE   N/A    SOLE
Goldcorp Inc New           Common         380956409  27346    961544 SOLE   N/A    SOLE
H E I Inc                  Common         404160103   1377    894101 SOLE   N/A    SOLE
Laureate Education Inc     Common         518613104  22870    470291 SOLE   N/A    SOLE
M D U Resources Group Inc. Common         552690109  27569   1075253 SOLE   N/A    SOLE
Marathon Oil Corp          Common         565849106  20022    216451 SOLE   N/A    SOLE
Mc Donalds Corp            Common         580135101  21995    496173 SOLE   N/A    SOLE
Newmont Mining Corp        Common         651639106  19437    430496 SOLE   N/A    SOLE
Patterson Companies Inc.   Common         703395103  18905    532380 SOLE   N/A    SOLE
Perkinelmer Inc            Common         714046109   6523    293442 SOLE   N/A    SOLE
Regis Corp Minn            Common         758932107  21760    550336 SOLE   N/A    SOLE
Sony Corp                  Adr New        835699307  18640    435219 SOLE   N/A    SOLE
3m Company                 Common         85579Y101  23504    301603 SOLE   N/A    SOLE
URS Corp. New              Common         903236107  12518    292135 SOLE   N/A    SOLE
Wabtec Corp.               Common         929740108  24509    806738 SOLE   N/A    SOLE
Xerox Corp                 Common         984121103  27561   1626030 SOLE   N/A    SOLE